UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05083

VANECK VIP TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

VanEck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2021

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT June 30, 2021 (unaudited)

VanEck VIP Trust

VanEck VIP Emerging Markets Bond Fund

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2021.

VANECK VIP EMERGING MARKETS BOND FUND

PRESIDENT’S LETTER

June 30, 2021
(unaudited)

Dear Fellow Shareholders:

The way we think about the financial markets—since no one knows the future for sure—is to identify potential scenarios. Last year, we said that roaring global growth would push interest rates to 1.5%-2.0% during 2021. This already happened in the first and second quarters! Now that we are into the third quarter, what next?

The mainstream, high-probability scenario (“Goldilocks”) continues to be that the rate increases pause and stock markets continue to make new highs. To support this idea of strong-but-tapering growth, the first major country that went through the COVID-19 cycle has continued to level off after its boom. Following some temporary weakness in February, China’s manufacturing PMI (Purchasing Managers’ Index) had a greater than expected rise in March (the services PMI soared), thereafter it tended to be on the weaker side. In May, however, while the official manufacturing PMI was a touch stronger than expected, the services PMI showed a significant (and surprising) pullback, raising concerns about the rebalancing. For updates on this, please follow our Emerging Markets Fixed Income Strategy Chief Economist Natalia Gurushina’s daily emails and our monthly China updates.

Another scenario is the “Wage Inflation” scenario. I like to distinguish between commodity price inflation and wage inflation. Commodity prices have been rallying strongly since last summer with almost all commodity prices continuing to touch multi-year highs. But wage inflation is more important for financial markets. Wage inflation is the driver of a longer-lasting inflation and can be hard to extinguish. The level of stimulus from the U.S. Federal Reserve we saw in 2020 was unprecedented, as is the spending planned by the new Biden administration. We may find that we are witnessing a paradigm change in the “environment” of the financial markets and a new “dynamic” compared with the last 10 years. And a burst of commodity price inflation isn’t the concern in this “Wage Inflation” scenario, rather the concern is that investment consequences could endure not only through 2021, but also well into 2022. My investment colleagues are divided on whether wage inflation is possible in an over-stimulated yet deflationary world. We’ll see in 2022.

The “Too Hot” scenario remains that, with this tremendous stimulus, we expect to see interest rates rise unexpectedly further in the second half of 2021. In fact, I believe there is a chance that 10-year U.S. interest rates can exceed 2.5% by the end of 2021—“Rate Surprise”—and that investors should have this scenario on their radar screens. This could lead to turbulence in financial markets. By definition, bonds will fall further. But again, this may be okay for equities.

Last, there is a “Too Cold” scenario. With rates below 1.5% in early July, we are suddenly facing the risk of a deflationary slowdown. Perhaps the markets think that the Fed will tighten—it did slightly signal this at the last meeting—or that the economy will react badly to the lack of new stimulus in 2022. I would call this a flavor of Goldilocks for the financial markets, but not without worries.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 20, 2021

1

VANECK VIP EMERGING MARKETS BOND FUND

PRESIDENT’S LETTER
(unaudited) (continued)

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing

2

VANECK VIP EMERGING MARKETS BOND FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2021 to June 30, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2021 - June 30, 2021*
Initial Class
Actual	$1,000.00	$1,003.40	1.10%	$5.46
Hypothetical**	$1,000.00	$1,019.34	1.10%	$5.51
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2021), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses
3

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

		Par (000’s)	Value
CORPORATE BONDS: 23.1%
Argentina: 1.3%
YPF SA 144A 4.00%, 02/12/26 (s)	USD	117	$98,088
YPF SA Reg S 8.50%, 07/28/25	USD	204	161,721
			259,809
Bermuda: 0.5%
Digicel International Finance Ltd./Digicel International Holdings Ltd. Reg S 8.75%, 05/25/24	USD	90	94,062
Brazil: 1.9%
Amaggi Luxembourg International Sarl 144A 5.25%, 01/28/28 †	USD	57	59,840
Atento Luxco 1 SA 144A 8.00%, 02/10/26	USD	134	146,217
CSN Inova Ventures Reg S 6.75%, 01/28/28	USD	158	174,945
			381,002
British Virgin Islands: 0.7%
Studio City Finance Ltd. Reg S 5.00%, 01/15/29	USD	134	135,477
Cyprus: 0.6%
MHP Lux SA 144A 6.25%, 09/19/29	USD	38	38,198
MHP Lux SA Reg S 6.25%, 09/19/29	USD	87	87,452
			125,650
Georgia: 0.9%
Georgia Global Utilities JSC 144A 7.75%, 07/30/25	USD	173	184,883
Ghana: 0.8%
Tullow Oil Plc 144A 7.00%, 03/01/25	USD	182	162,253
India: 0.9%
Periama Holdings LLC Reg S 5.95%, 04/19/26	USD	162	176,086
Ireland: 0.9%
Aragvi Finance International DAC 144A 8.45%, 04/29/26	USD	175	182,656
Israel: 0.5%
Delek & Avner Tamar Bond Ltd. 144A
5.08%, 12/30/23	USD	56	56,503
5.41%, 12/30/25	USD	40	40,326
			96,829
		Par
		(000’s)	Value
Kazakhstan: 0.7%
Development Bank of Kazakhstan JSC 144A 10.95%, 05/06/26	KZT	61,500	$145,203
Mauritius: 0.7%
IHS Netherlands Holdco BV 144A
7.12%, 03/18/25	USD	59	61,655
8.00%, 09/18/27	USD	72	78,300
			139,955
Mexico: 5.6%
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d)*	USD	120	2
Petróleos Mexicanos
6.49%, 01/23/27	USD	396	418,770
6.62%, 06/15/35	USD	146	141,292
7.47%, 11/12/26	MXN	11,080	499,287
Petróleos Mexicanos Reg S 7.19%, 09/12/24	MXN	1,070	50,863
			1,110,214
Nigeria: 0.9%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	178	186,100
Qatar: 1.2%
Qatar Petroleum 144A 2.25%, 07/12/31	USD	246	243,392
Saudi Arabia: 1.7%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	USD	169	174,753
Saudi Arabian Oil Co. 144A 1.62%, 11/24/25	USD	169	170,858
			345,611
United Arab Emirates: 0.9%
Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	USD	178	179,397
United States: 1.6%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	128	134,106
Kosmos Energy Ltd. 144A 7.50%, 03/01/28 †	USD	185	183,315
			317,421
Uzbekistan: 0.8%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	163	164,834
Total Corporate Bonds (Cost: $4,509,633)			4,630,834

See Notes to Financial Statements

4

		Par
		(000’s)	Value
GOVERNMENT OBLIGATIONS: 71.5%
Argentina: 1.2%
Argentine Republic Government International Bond 0.12%, 07/09/41 (s)	USD	652	$234,394
Bahrain: 0.5%
Bahrain Government International Bond 144A 4.25%, 01/25/28	USD	101	101,299
Brazil: 6.1%
Brazil Notas do Tesouro Nacional, Series F
10.00%, 01/01/25	BRL	2,863	607,449
10.00%, 01/01/27	BRL	2,884	614,906
			1,222,355
Chile: 4.3%
Bonos de la Tesoreria de la Republica 144A Reg S
2.80%, 10/01/33	CLP	515,000	564,784
4.70%, 09/01/30	CLP	210,000	288,677
			853,461
China: 6.0%
China Government Bond
2.68%, 05/21/30	CNY	2,520	375,669
2.85%, 06/04/27	CNY	2,580	395,065
3.02%, 10/22/25	CNY	1,250	194,345
3.81%, 09/14/50	CNY	1,530	243,058
			1,208,137
Colombia: 5.7%
Colombian TES
6.25%, 07/09/36	COP	2,417,000	562,862
7.25%, 10/18/34	COP	2,239,000	585,179
			1,148,041
Czech Republic: 2.4%
Czech Republic Government Bond 1.20%, 03/13/31	CZK	5,630	248,026
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	3,120	135,315
1.00%, 06/26/26	CZK	2,030	91,492
			474,833
Dominican Republic: 1.4%
Dominican Republic International Bond Reg S
8.90%, 02/15/23	DOP	10,620	196,332
9.75%, 06/05/26	DOP	4,700	93,246
			289,578
Ecuador: 2.4%
Ecuador Government International Bond 144A 0.50%, 07/31/30 (s)	USD	128	109,761
		Par
		(000’s)	Value
Ecuador (continued)
Ecuador Government International Bond Reg S 0.50%, 07/31/30 (s)	USD	444	$380,735
			490,496
Egypt: 0.6%
Egypt Government International Bond 144A 5.25%, 10/06/25	USD	108	114,118
Gabon: 0.1%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	28	30,415
Guatamala: 0.4%
Guatemala Government Bond Reg S 4.50%, 05/03/26 †	USD	66	72,603
Hungary: 2.3%
Hungary Government Bond 1.50%, 04/22/26	HUF	140,620	464,088
Indonesia: 3.9%
Indonesia Treasury Bond
6.50%, 06/15/25	IDR	1,188,000	86,098
7.00%, 05/15/27	IDR	4,028,000	294,905
7.00%, 09/15/30	IDR	5,628,000	402,072
			783,075
Iraq: 2.1%
Iraq International Bond Reg S 5.80%, 01/15/28	USD	438	424,640
Israel: 0.3%
Israel Government Bond 1.50%, 05/31/37	ILS	223	64,901
Ivory Coast: 0.3%
Ivory Coast Government International Bond Reg S 6.12%, 06/15/33	USD	49	51,841
Jordan: 0.3%
Jordan Government International Bond 144A 4.95%, 07/07/25 †	USD	51	53,139
Kenya: 0.4%
Kenya Government International Bond 144A 7.00%, 05/22/27	USD	67	73,691
Kuwait: 0.5%
Kuwait International Government Bond Reg S

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par
		(000’s)	Value
Kuwait (continued)
3.50%, 03/20/27	USD	86	$96,070
Malaysia: 3.3%
Malaysia Government Bond
3.48%, 03/15/23	MYR	808	199,657
3.96%, 09/15/25	MYR	1,820	462,893
			662,550
Mexico: 0.3%
Mexican Bonos 8.50%, 05/31/29	MXN	1,100	60,777
Mongolia: 0.1%
Mongolia Government International Bond Reg S 5.12%, 04/07/26 †	USD	16	17,122
Oman: 1.5%
Oman Government International Bond 144A 6.25%, 01/25/31	USD	277	298,236
Peru: 1.6%
Peru Government International Bond Reg S 5.40%, 08/12/34	PEN	1,310	322,467
Philippines: 1.1%
Philippine Government International Bond 3.90%, 11/26/22	PHP	11,162	231,239
Poland: 4.6%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	2,001	492,824
2.50%, 07/25/27	PLN	1,553	433,923
			926,747
Qatar: 1.2%
Qatar Government International Bond Reg S 3.25%, 06/02/26	USD	215	235,655
Romania: 2.1%
Romania Government Bond
3.25%, 06/24/26	RON	945	233,141
3.65%, 07/28/25	RON	755	189,522
			422,663
Senegal: 0.3%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	49	51,800
Singapore: 0.6%
Singapore Government Bond 3.50%, 03/01/27	SGD	152	128,014
		Par
		(000’s)	Value
South Africa: 6.2%
Republic of South Africa Government Bond
8.00%, 01/31/30	ZAR	10,397	$691,152
8.25%, 03/31/32	ZAR	8,494	543,796
			1,234,948
South Korea: 0.7%
Export-Import Bank of Korea 0.62%, 02/09/26	USD	136	133,164
Thailand: 2.0%
Thailand Government Bond
0.95%, 06/17/25	THB	5,902	186,196
1.60%, 12/17/29	THB	1,110	34,721
2.88%, 12/17/28	THB	5,228	180,541
			401,458
Tunisia: 0.7%
Banque Centrale de Tunisie International Bond Reg S 5.75%, 01/30/25	USD	156	145,954
Turkey: 1.5%
Turkey Government International Bond 7.38%, 02/05/25	USD	286	309,904
United Arab Emirates: 0.9%
Abu Dhabi Government International Bond Reg S 2.50%, 04/16/25	USD	168	178,706
Uruguay: 1.2%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	6,584	154,468
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	3,864	92,205
			246,673
Zambia: 0.4%
Zambia Government Bond 13.00%, 01/25/31	ZMW	4,205	81,724
Total Government Obligations (Cost: $14,082,317)			14,340,976

		Number
		of Shares
COMMON STOCK: 0.0% (Cost: $0)
Mexico: 0.0%
Corp. GEO SAB de CV (MXN) # * ∞		3,236	0

See Notes to Financial Statements

6

	Number
	of Shares	Value
MONEY MARKET FUND: 4.2% (Cost: $837,698)
Invesco Treasury Portfolio - Institutional Class	837,698	$837,698
Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $19,429,648)		19,809,508
	Number
	of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6% (Cost: $323,466)
Money Market Fund: 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio	323,466	$323,466
Total Investments: 100.4% (Cost: $19,753,114)		20,132,974
Liabilities in excess of other assets: (0.4)%		(70,634)
NET ASSETS: 100.0%		$20,062,340

Definitions:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $311,874.
(d)	Security in default
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,888,541, or 19.4% of net assets.

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.8%	$351,031
Consumer Cyclicals	1.5	300,310
Consumer Non-Cyclicals	1.8	370,374
Energy	12.2	2,412,767
Financials	4.9	968,184
Government Activity	72.4	14,340,976
Industrials	0.5	94,062
Utilities	0.7	134,106
Money Market Fund	4.2	837,698
	100.0%	$19,809,508

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds *	$—	$4,630,834	$—	$4,630,834
Government Obligations *	—	14,340,976	—	14,340,976
Common Stocks *	—	—	0	0
Money Market Funds	1,161,164	—	—	1,161,164
Total Investments	$1,161,164	$18,971,810	$0	$20,132,974

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

Assets:
Investments, at value (Cost $19,429,648) (1)	$19,809,508
Short-term investment held as collateral for securities loaned (2)	323,466
Cash	19,731
Cash denominated in foreign currency, at value (Cost $114,371)	114,997
Receivables:
Investment securities sold	665,949
Shares of beneficial interest sold	4,387
Dividends and interest	364,139
Prepaid expenses	47
Total assets	21,302,224
Liabilities:
Payables:
Investment securities purchased	843,240
Collateral for securities loaned	323,466
Shares of beneficial interest redeemed	1,191
Due to Adviser	4,773
Deferred Trustee fees	16,188
Accrued expenses	51,026
Total liabilities	1,239,884
NET ASSETS	$20,062,340
Shares of beneficial interest outstanding	2,263,423
Net asset value, redemption and offering price per share	$8.86
Net Assets consist of:
Aggregate paid in capital	$20,915,765
Total distributable earnings (loss)	(853,425)
NET ASSETS	$20,062,340
(1) Value of securities on loan	$311,874
(2) Cost of short-term investment held as collateral for securities loaned	$323,466

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (unaudited)

Income:
Dividends	$14
Interest (net of foreign taxes withheld $11,167)	574,425
Securities lending income	578
Total income	575,017
Expenses:
Management fees	99,408
Transfer agent fees	9,706
Custodian fees	11,238
Professional fees	45,416
Reports to shareholders	11,873
Insurance	3,157
Trustees’ fees and expenses	1,206
Interest	202
Other	994
Total expenses	183,200
Waiver of management fees	(73,678)
Net expenses	109,522
Net investment income	465,495
Net realized gain (loss) on:
Investments (a)	102,381
Forward foreign currency contracts	(38,956)
Foreign currency transactions and foreign denominated assets and liabilities	(11,206)
Net realized gain	52,219
Net change in unrealized appreciation (depreciation) on:
Investments (b)	(463,040)
Forward foreign currency contracts	16,012
Foreign currency transactions and foreign denominated assets and liabilities	(3,233)
Net change in unrealized appreciation (depreciation)	(450,261)
Net Increase in Net Assets Resulting from Operations	$67,453

(a)	Net of foreign taxes of $223
(b)	Net of foreign taxes of $5,117

See Notes to Financial Statements

10

VANECK VIP EMERGING MARKETS BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)
Operations:
Net investment income	$465,495	$1,362,424
Net realized gain (loss)	52,219	(412,216)
Net change in unrealized appreciation (depreciation)	(450,261)	651,660
Net increase in net assets resulting from operations	67,453	1,601,868
Distributions to shareholders from:
Distributable earnings	—	(1,386,895)

Share transactions *:
Proceeds from sale of shares	1,749,896	5,223,806
Reinvestment of dividends and distributions	—	1,386,895
Cost of shares redeemed	(2,920,477)	(6,906,509)

Net decrease in net assets resulting from share transactions	(1,170,581)	(295,808)
Total decrease in net assets	(1,103,128)	(80,835)
Net Assets:
Beginning of period	21,165,468	21,246,303
End of period	$20,062,340	$21,165,468
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	198,911	625,283
Shares reinvested	—	167,096
Shares redeemed	(333,141)	(834,186)
Net decrease	(134,230)	(41,807)

See Notes to Financial Statements

11

VANECK VIP EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the		For the Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$8.83		$8.71	$7.76	$8.90	$8.12	$7.63
Income from investment operations:
Net investment income	0.20	(a)	0.59 (a)	0.61 (a)	0.47 (a)	0.60 (a)	0.36
Net realized and unrealized gain (loss) on investments	(0.17)		0.15	0.37	(0.97)	0.37	0.13
Total from investment operations	0.03		0.74	0.98	(0.50)	0.97	0.49
Less distributions from:
Net investment income	—		(0.62)	(0.03)	(0.64)	(0.19)	—
Net asset value, end of period	$8.86		$8.83	$8.71	$7.76	$8.90	$8.12
Total return (b)	0.34	% (c)	8.92%	12.61%	(6.14)%	12.24%	6.42%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$20,062		$21,165	$21,246	$21,606	$27,046	$26,977
Ratio of gross expenses to average net assets	1.84	% (d)	1.91%	1.92%	1.67%	1.57%	1.34%
Ratio of net expenses to average net assets	1.10	% (d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.68	% (d)	7.12%	7.33%	5.80%	7.04%	4.06%
Portfolio turnover rate	109	% (c)	248%	276%	286%	586%	595%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

12

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of the Trust and seeks high total return (income plus capital appreciation) by investing globally, primarily in a variety of debt securities. The Fund currently offers a single class of shares: Initial Class Shares.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Fund’s Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.
13

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments and forward foreign currency contracts, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or
14

benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. The Fund held no derivatives at June 30, 2021.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statement of Operations. During the period ended June 30, 2021, the Fund held forward foreign currency contracts for two months. The average amount purchased and sold (in U.S. dollars) were $389,114 and $402,367, respectively. At June 30, 2021, the fund held no derivatives.

The impact of transactions in derivative instruments during the period ended June 30, 2021, was as follows:

Foreign Currency Risk
Realized gain (loss):
Forward foreign currency contracts [1]	$(38,956)
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts [2]	16,012

[1]	Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2021, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 8 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Realized gains and losses are determined based on the specific identification method.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income on the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2022, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.10% of the Fund’s average daily net assets. Refer to the Statement of Operations for the amounts waived/ assumed by the Adviser for the year ended June 30, 2021.

15

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2021, the aggregate shareholder accounts of three insurance companies owned approximately 49%, 19%, and 12% of the Fund’s outstanding shares of beneficial interest.

Note 4—Investments—For the period ended June 30, 2021, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $27,018,565 and $26,821,765, respectively.

Note 5—Income Taxes—As of June 30, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$19,752,525	$714,674	$(334,225)	$380,449

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2020, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with no Expiration	Long-Term Capital Losses with no Expiration	Total
$(2,670,147)	$(82,802)	$(2,752,949)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period December 31, 2020 to June 30, 2021, the Fund’s net realized losses from foreign currency translations were $94,113.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2021, the Fund did not incur any interest or penalties.

Note 6—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market

16

securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust , or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck Vectors ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 8—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2021 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2021:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$311,874	$323,466	$—	$323,466

Note 9—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP

17

VANECK VIP EMERGING MARKETS BOND FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2021, the average daily loan balance during the 34 day period of which a loan was outstanding amounted to $202,330 and the average interest rate was 1.36%. At June 30, 2021, the Fund had no outstanding borrowings under the Facility.

Note 10—Subsequent Event Review—The Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

18

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited)

VANECK VIP EMERGING MARKETS BOND FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2021, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 4, 2021 and June 23, 2021, specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2020 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a subset of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);
19

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited) (continued)

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for the Fund;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for the Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2020, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of

20

December 31, 2020. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category. The Board also considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same, and in addition, throughout the year, the Board considered Fund performance information on a net of fee basis. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

In considering the Fund’s performance, the Board then noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Category and Peer Group medians for the one- and three-year periods and underperformed its Category and Peer Group medians for the five-year period. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five-year period. The Board concluded that the performance and the Adviser’s outlook for the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2022 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

21

VANECK VIP TRUST

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds have adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Funds’ Board has designated each Fund’s Adviser as the administrator of the Program. Each Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Funds, and the terms, contents and frequency of reporting and escalation of any issues to the Board. The Liquidity Rule defines liquidity risk as the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Funds, with the objective of maintaining a level of liquidity that is appropriate in light of each Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report (the “Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the period January 1, 2020 to December 31, 2020 (the “Review Period”). The Report noted that during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. As a result, the Funds have not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Funds or their ability to timely meet redemptions without dilution to existing shareholders, and each Fund’s Adviser provided its assessment that the program had been effective in managing each fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in each Fund’s prospectus.

22

This page is intentionally left blank..

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPEMBSAR

SEMI-ANNUAL REPORT June 30, 2021 (unaudited)

VanEck VIP Trust

VanEck VIP Emerging Markets Fund

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2021.

VANECK VIP EMERGING MARKETS FUND

PRESIDENT’S LETTER

June 30, 2021
(unaudited)

Dear Fellow Shareholders:

The way we think about the financial markets—since no one knows the future for sure—is to identify potential scenarios. Last year, we said that roaring global growth would push interest rates to 1.5%-2.0% during 2021. This already happened in the first and second quarters! Now that we are into the third quarter, what next?

The mainstream, high-probability scenario (“Goldilocks”) continues to be that the rate increases pause and stock markets continue to make new highs. To support this idea of strong-but-tapering growth, the first major country that went through the COVID-19 cycle has continued to level off after its boom. Following some temporary weakness in February, China’s manufacturing PMI (Purchasing Managers’ Index) had a greater than expected rise in March (the services PMI soared), thereafter it tended to be on the weaker side. In May, however, while the official manufacturing PMI was a touch stronger than expected, the services PMI showed a significant (and surprising) pullback, raising concerns about the rebalancing. For updates on this, please follow our Emerging Markets Fixed Income Strategy Chief Economist Natalia Gurushina’s daily emails and our monthly China updates.

Another scenario is the “Wage Inflation” scenario. I like to distinguish between commodity price inflation and wage inflation. Commodity prices have been rallying strongly since last summer with almost all commodity prices continuing to touch multi-year highs. But wage inflation is more important for financial markets. Wage inflation is the driver of a longer-lasting inflation and can be hard to extinguish. The level of stimulus from the U.S. Federal Reserve we saw in 2020 was unprecedented, as is the spending planned by the new Biden administration. We may find that we are witnessing a paradigm change in the “environment” of the financial markets and a new “dynamic” compared with the last 10 years. And a burst of commodity price inflation isn’t the concern in this “Wage Inflation” scenario, rather the concern is that investment consequences could endure not only through 2021, but also well into 2022. My investment colleagues are divided on whether wage inflation is possible in an over-stimulated yet deflationary world. We’ll see in 2022.

The “Too Hot” scenario remains that, with this tremendous stimulus, we expect to see interest rates rise unexpectedly further in the second half of 2021. In fact, I believe there is a chance that 10-year U.S. interest rates can exceed 2.5% by the end of 2021—“Rate Surprise”—and that investors should have this scenario on their radar screens. This could lead to turbulence in financial markets. By definition, bonds will fall further. But again, this may be okay for equities.

Last, there is a “Too Cold” scenario. With rates below 1.5% in early July, we are suddenly facing the risk of a deflationary slowdown. Perhaps the markets think that the Fed will tighten—it did slightly signal this at the last meeting—or that the economy will react badly to the lack of new stimulus in 2022. I would call this a flavor of Goldilocks for the financial markets, but not without worries.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 20, 2021

1

VANECK VIP EMERGING MARKETS FUND

PRESIDENT’S LETTER
(unaudited) (continued)

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing

2

VANECK VIP EMERGING MARKETS FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2021 to June 30, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2021 - June 30, 2021*
Initial Class
Actual	$1,000.00	$1,044.40	1.15%	$5.83
Hypothetical**	$1,000.00	$1,019.09	1.15%	$5.76
Class S
Actual	$1,000.00	$1,042.10	1.55%	$7.85
Hypothetical**	$1,000.00	$1,017.11	1.55%	$7.75
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2021), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses

3

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.9%
Argentina: 2.2%
MercadoLibre, Inc. (USD) *	2,540	$3,956,787
Brazil: 6.0%
Fleury SA	310,400	1,617,590
Infracommerce CXAAS SA *	61,400	293,557
JSL SA	735,700	1,774,981
Locaweb Servicos de Internet SA 144A *	285,200	1,551,633
Movida Participacoes SA *	386,000	1,528,075
Rede D’Or Sao Luiz SA 144A	55,900	775,821
Rumo SA *	224,400	863,979
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	154,000	1,753,392
Vasta Platform Ltd. (USD) * †	62,012	503,537
Westwing Comercio Varejista Ltda *	236,000	436,527
		11,099,092
British Virgin Islands: 1.2%
Fix Price Group Ltd. (GDR) # * †	215,400	1,889,036
Juhayna Food Industries (EGP) # *	743,012	270,475
		2,159,511
China: 30.1%
Alibaba Group Holding Ltd. (ADR) *	29,760	6,748,973
Alibaba Health Information Technology Ltd. (HKD) # *	1,004,000	2,223,958
China Animal Healthcare Ltd. (HKD) # * ∞	3,588,969	0
China Conch Venture Holdings Ltd. (HKD) #	128,000	538,567
China Education Group Holdings Ltd. (HKD) # †	2,013,000	4,490,018
China Feihe Ltd. (HKD) 144A #	805,000	1,735,598
Fu Shou Yuan International Group Ltd. (HKD) #	1,469,000	1,435,477
GDS Holdings Ltd. (ADR) *	37,200	2,919,828
Hundsun Technologies, Inc. # *	58,984	849,785
Meituan (HKD) 144A # *	49,000	2,021,306
NetEase, Inc. (ADR)	12,300	1,417,575
	Number of Shares	Value
China (continued)
New Oriental Education & Technology Group, Inc. (ADR) *	105,258	$862,063
OneConnect Financial Technology Co. Ltd. (ADR) *	73,500	883,470
Pharmaron Beijing Co. Ltd. (HKD) 144A #	80,500	2,143,398
Ping An Bank Co. Ltd. #	665,970	2,330,918
Ping An Insurance Group Co. of China Ltd. (HKD) #	150,000	1,466,310
Qingdao TGOOD Electric Co. Ltd. #	410,968	1,912,581
Shanghai Baosight Software Co. Ltd. #	266,347	2,096,360
Tencent Holdings Ltd. (HKD) #	125,200	9,426,618
Topsports International Holdings Ltd. (HKD) 144A #	1,236,000	2,021,100
Wuxi Biologics Cayman, Inc. (HKD) 144A # *	121,500	2,224,699
Yifeng Pharmacy Chain Co. Ltd. #	224,607	1,948,942
Yum China Holdings, Inc. (USD)	33,230	2,201,487
Zai Lab Ltd. (ADR) *	8,400	1,486,716
		55,385,747
Egypt: 1.7%
Cleopatra Hospital # *	3,136,135	959,671
Commercial International Bank Egypt SAE # *	437,187	1,463,302
Fawry for Banking & Payment Technology Services SAE # *	656,418	790,080
		3,213,053
Georgia: 1.2%
Bank of Georgia Group Plc (GBP) *	84,700	1,574,705
Georgia Capital Plc (GBP) *	60,700	604,557
		2,179,262
Germany: 2.1%
Delivery Hero SE 144A # *	29,000	3,831,657
Hong Kong: 2.3%
A-Living Smart City Services Co. Ltd. 144A # †	857,250	4,254,991
Hungary: 1.0%
OTP Bank Nyrt # *	32,500	1,749,531

See Notes to Financial Statements

4

	Number of Shares	Value
India: 10.3%
Bandhan Bank Ltd. 144A # *	63,678	$283,416
Cholamandalam Investment and Finance Co. Ltd. #	315,400	2,180,460
HDFC Bank Ltd. #	268,200	5,413,809
HDFC Bank Ltd. (ADR)	51,400	3,758,368
Lemon Tree Hotels Ltd. 144A # *	800,073	452,898
Oberoi Realty Ltd. # *	116,000	979,924
Phoenix Mills Ltd. # *	103,800	1,143,337
Reliance Industries Ltd. #	167,133	4,695,696
		18,907,908
Japan: 1.1%
Bank BTPN Syariah Tbk PT (IDR) #	10,450,000	2,078,509
Kazakhstan: 1.4%
Kaspi.kz JSC (USD) (GDR) #	23,170	2,456,020
Kaspi.kz JSC (USD) 144A (GDR) *	770	81,620
		2,537,640
Kenya: 0.4%
Safaricom Plc #	2,117,600	823,833
Kuwait: 0.5%
Humansoft Holding Co. KSC #	73,455	914,403
Mexico: 2.5%
Qualitas Controladora SAB de CV	379,783	1,778,506
Regional SAB de CV	471,800	2,795,913
		4,574,419
Philippines: 2.3%
Bloomberry Resorts Corp. # *	8,780,000	1,169,481
International Container Terminal Services, Inc. #	940,200	3,151,792
		4,321,273
Poland: 0.6%
InPost SA (EUR) # *	51,217	1,030,645
Russia: 3.6%
Detsky Mir PJSC 144A #	641,200	1,323,821
Sberbank of Russia PJSC (ADR) #	194,480	3,231,672
Yandex NV (USD) * †	28,837	2,040,218
		6,595,711
South Africa: 5.3%
Naspers Ltd. #	14,745	3,108,937
Prosus NV (EUR) #	47,005	4,604,966
Transaction Capital Ltd.	785,280	2,079,782
		9,793,685
South Korea: 6.3%
Doosan Fuel Cell Co. Ltd. # *	23,700	1,051,616
	Number of Shares	Value
South Korea (continued)
LG Chem Ltd. #	6,165	$4,655,128
Naver Corp. #	10,965	4,068,765
Samsung SDI Co. Ltd. #	3,025	1,872,891
		11,648,400
Taiwan: 10.4%
Chroma ATE, Inc. #	189,000	1,298,222
MediaTek, Inc. #	108,000	3,724,513
Poya International Co. Ltd. # *	114,010	2,220,278
Sea Ltd. (ADR) *	11,100	3,048,060
Taiwan Semiconductor Manufacturing Co. Ltd. #	329,000	7,086,011
Wiwynn Corp. #	47,000	1,681,221
		19,058,305
Tanzania: 1.2%
Helios Towers Plc (GBP) *	961,900	2,168,872
Turkey: 2.2%
AvivaSA Emeklilik ve Hayat AS #	232,296	492,341
MLP Saglik Hizmetleri AS 144A *	684,140	1,741,240
Sok Marketler Ticaret AS # *	664,968	897,902
Tofas Turk Otomobil Fabrikasi AS	247,000	838,014
		3,969,497
United Kingdom: 0.0%
Hirco Plc # * ∞	1,235,312	2
Total Common Stocks (Cost: $125,349,790)		176,252,733

PREFERRED SECURITIES: 3.2% (Cost: $5,743,994)
South Korea: 3.2%
Samsung Electronics Co. Ltd., 1.94% #	89,900	5,883,958

MONEY MARKET FUND: 1.3% (Cost: $2,349,988)
Invesco Treasury Portfolio - Institutional Class	2,349,988	2,349,988

Total Investments Before Collateral for Securities Loaned: 100.4% (Cost: $133,443,772)		184,486,679

See Notes to Financial Statements

5

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7% (Cost: $1,308,779)
Money Market Fund: 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio	1,308,779	$1,308,779
Total Investments: 101.1% (Cost: $134,752,551)		185,795,458
Liabilities in excess of other assets: (1.1)%		(2,022,339)
NET ASSETS: 100.0%		$183,773,119

Definitions:

ADR	American Depositary Receipt
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,497,946.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $128,050,845 which represents 69.7% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $24,443,198, or 13.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	12.6%	$23,287,496
Consumer Discretionary	24.4	45,030,768
Consumer Staples	2.6	4,852,917
Energy	2.5	4,695,697
Financials	18.0	33,282,100
Health Care	7.1	13,173,094
Industrials	9.7	17,860,619
Information Technology	18.1	33,175,612
Materials	2.5	4,655,128
Real Estate	1.2	2,123,260
Money Market Fund	1.3	2,349,988
	100.0%	$184,486,679

See Notes to Financial Statements

6

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Common Stocks
Argentina	$3,956,787	$—	$—	$3,956,787
Brazil	11,099,092	—	—	11,099,092
British Virgin Islands	—	2,159,511	—	2,159,511
China	16,520,112	38,865,635	0	55,385,747
Egypt	—	3,213,053	—	3,213,053
Georgia	2,179,262	—	—	2,179,262
Germany	—	3,831,657	—	3,831,657
Hong Kong	—	4,254,991	—	4,254,991
Hungary	—	1,749,531	—	1,749,531
India	3,758,368	15,149,540	—	18,907,908
Japan	—	2,078,509	—	2,078,509
Kazakhstan	81,620	2,456,020	—	2,537,640
Kenya	—	823,833	—	823,833
Kuwait	—	914,403	—	914,403
Mexico	4,574,419	—	—	4,574,419
Philippines	—	4,321,273	—	4,321,273
Poland	—	1,030,645	—	1,030,645
Russia	2,040,218	4,555,493	—	6,595,711
South Africa	2,079,782	7,713,903	—	9,793,685
South Korea	—	11,648,400	—	11,648,400
Taiwan	3,048,060	16,010,245	—	19,058,305
Tanzania	2,168,872	—	—	2,168,872
Turkey	2,579,254	1,390,243	—	3,969,497
United Kingdom	—	—	2	2
Preferred Securities *	—	5,883,958	—	5,883,958
Money Market Funds	3,658,767	—	—	3,658,767
Total Investments	$57,744,613	$128,050,843	$2	$185,795,458

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

7

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

Assets:
Investments, at value (Cost $133,443,772) (1)	$184,486,679
Short-term investment held as collateral for securities loaned (2)	1,308,779
Cash denominated in foreign currency, at value (Cost $502,264)	502,451
Receivables:
Investment securities sold	4,244,723
Shares of beneficial interest sold	157,262
Dividends and interest	168,478
Prepaid expenses	358
Other assets	3,974
Total assets	190,872,704
Liabilities:
Payables:
Investment securities purchased	4,825,633
Collateral for securities loaned	1,308,779
Shares of beneficial interest redeemed	411,806
Due to Adviser	149,666
Due to Distributor	305
Deferred Trustee fees	129,573
Accrued expenses	273,823
Total liabilities	7,099,585
NET ASSETS	$183,773,119
Initial Class:
Net Assets	$182,281,792
Shares of beneficial interest outstanding	10,332,567
Net asset value, redemption and offering price per share	$17.64
Class S:
Net Assets	1,491,327
Shares of beneficial interest outstanding	86,048
Net asset value, redemption and offering price per share	$17.33
Net Assets consist of:
Aggregate paid in capital	$111,680,761
Total distributable earnings (loss)	72,092,358
NET ASSETS	$183,773,119
(1) Value of securities on loan	$5,497,946
(2) Cost of short-term investment held as collateral for securities loaned	$1,308,779

See Notes to Financial Statements

8

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2021 (unaudited)

Income:
Dividends (net of foreign taxes withheld $156,632)	$1,358,894
Securities lending income	33,491
Total income	1,392,385
Expenses:
Management fees	926,265
Distribution fees – Class S	1,478
Transfer agent fees – Initial Class	12,528
Transfer agent fees – Class S	6,624
Custodian fees	34,221
Professional fees	49,620
Reports to shareholders	17,558
Insurance	6,771
Trustees’ fees and expenses	9,970
Interest	100
Other	6,443
Total expenses	1,071,578
Waiver of management fees	(5,621)
Net expenses	1,065,957
Net investment income	326,428
Net realized gain (loss) on:
Investments	15,638,697
Foreign currency transactions and foreign denominated assets and liabilities	(37,688)
Net realized gain	15,601,009
Net change in unrealized appreciation (depreciation) on:
Investments (a)	(8,171,645)
Foreign currency transactions and foreign denominated assets and liabilities	3,038
Net change in unrealized appreciation (depreciation)	(8,168,607)
Net Increase in Net Assets Resulting from Operations	$7,758,830

(a)	Net of foreign taxes of $22,350

See Notes to Financial Statements

9

VANECK VIP EMERGING MARKETS FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)
Operations:
Net investment income (loss)	$326,428	$(323,818)
Net realized gain	15,601,009	5,889,390
Net change in unrealized appreciation (depreciation)	(8,168,607)	18,376,282
Net increase in net assets resulting from operations	7,758,830	23,941,854
Distributions to shareholders from:
Initial Class	—	(7,773,763)
Class S	—	(33,666)
Total distributions	—	(7,807,429)
Share transactions *:
Proceeds from sale of shares
Initial Class	21,978,335	34,870,041
Class S	678,958	457,149
	22,657,293	35,327,190
Reinvestment of dividends and distributions
Initial Class	—	7,773,763
Class S	—	33,666
	—	7,807,429
Cost of shares redeemed
Initial Class	(24,186,029)	(48,373,904)
Class S	(26,200)	(77,692)
	(24,212,229)	(48,451,596)
Net decrease in net assets resulting from share transactions	(1,554,936)	(5,316,977)
Total increase in net assets	6,203,894	10,817,448
Net Assets:
Beginning of period	177,569,225	166,751,777
End of period	$183,773,119	$177,569,225
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	1,236,293	2,432,248
Shares reinvested	—	523,839
Shares redeemed	(1,369,902)	(3,484,023)
Net decrease	(133,609)	(527,936)
Class S:
Shares sold	40,084	33,096
Shares reinvested	—	2,301
Shares redeemed	(1,535)	(6,109)
Net increase	38,549	29,288

See Notes to Financial Statements

10

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class
.	For the		For the Year Ended December 31,
.	Six Months Ended June 30, 2021		2020		2019	2018	2017	2016
	(unaudited)
Net asset value, beginning of period	$16.89		$15.14		$11.93	$15.63	$10.40	$10.50
Income from investment operations:
Net investment income (loss)	0.03	(a)	(0.03	) (a)	0.29 (a)	0.07 (a)	0.04 (a)	0.08
Net realized and unrealized gain (loss) on investments	0.72		2.53		3.29	(3.73)	5.24	(0.08)
Total from investment operations	0.75		2.50		3.58	(3.66)	5.28	0.00	(b)
Less distributions from:
Net investment income	—		(0.30)		(0.06)	(0.04)	(0.05)	(0.05)
Net realized capital gains	—		(0.45)		(0.31)	—	—	(0.05)
Total distributions	—		(0.75)		(0.37)	(0.04)	(0.05)	(0.10)
Net asset value, end of period	$17.64		$16.89		$15.14	$11.93	$15.63	$10.40
Total return (c)	4.44	% (d)	17.25%		30.60%	(23.49)%	51.03%	0.10%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$182,282		$176,779		$166,479	$134,440	$187,872	$121,723
Ratio of expenses to average net assets	1.15	% (e)	1.23%		1.26%	1.21%	1.19%	1.18%
Ratio of expenses to average net assets excluding interest expense	1.15	% (e)	1.22%		1.26%	1.21%	1.19%	1.19	% (f)
Ratio of net investment income (loss) to average net assets	0.35	% (e)	(0.21)%		2.15%	0.48%	0.27%	0.70%
Portfolio turnover rate	23	% (d)	29%		24%	34%	42%	62%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(d)	Not Annualized
(e)	Annualized
(f)	Excludes reimbursement from prior year custodial charge of 0.02%.

See Notes to Financial Statements

11

VANECK VIP EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S
	For the		For the Year Ended December 31,							For the Period
.	Six Months Ended June 30, 2021		2020		2019	2018		2017		May 2, 2016(a) through December 31, 2016
	(unaudited)
Net asset value, beginning of period	$16.63		$14.95		$11.80	$15.48		$10.36		$10.35
Income from investment operations:
Net investment income (loss)	0.01	(b)	(0.09	) (b)	0.28 (b)	(0.04	) (b)	(0.04	) (b)	0.01
Net realized and unrealized gain (loss) on investments	0.69		2.51		3.22	(3.64)		5.21		—	(c)
Total from investment operations	0.70		2.42		3.50	(3.68)		5.17		0.01
Less distributions from:
Net investment income	—		(0.29)		(0.04)	—		(0.05)		—
Net realized capital gains	—		(0.45)		(0.31)	—		—		—
Total distributions	—		(0.74)		(0.35)	—		(0.05)		—
Net asset value, end of period	$17.33		$16.63		$14.95	$11.80		$15.48		$10.36
Total return (d)	4.21	% (e)	16.90%		30.23%	(23.77)%		50.16%		0.10	% (e)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$1,491		$790		$272	$150		$38		$10
Ratio of gross expenses to average net assets	2.50	% (f)	3.69%		7.50%	19.19%		51.45%		30.43	% (f)
Ratio of net expenses to average net assets	1.55	% (f)	1.55%		1.55%	1.59%		1.75%		1.75	% (f)
Ratio of net investment income (loss) to average net assets	0.09	% (f)	(0.60)%		2.05%	(0.27)%		(0.33)%		0.12	% (f)
Portfolio turnover rate	23	% (e)	29%		24%	34%		42%		62	%(e)(g)

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(e)	Not Annualized
(f)	Annualized
(g)	Portfolio turnover is calculated at the fund level and represents a one year period.

See Notes to Financial Statements

12

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Emerging Markets Fund (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund currently offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are substantially the same, except Class S Shares are subject to a distribution fee.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Fund’s Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.
13

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2021, is presented in the
14

Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

G.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are determined based on the specific identification method.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has agreed, until at least May 1, 2022, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.30% and 1.55% of average daily net assets for Initial Class Shares and Class S Shares, respectively. For the period ended June 30, 2021, the Adviser waived management fees in the amount of $5,621 for Class S shares.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2021, the aggregate shareholder accounts of two insurance companies owned approximately 65% and 21% of the Initial Class Shares and two insurance companies owned approximately 69% and 29% of the Class S Shares.

Note 4—12B-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2021, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $42,101,795 and $43,006,149, respectively.

Note 6—Income Taxes—As of June 30, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$134,928,055	$61,478,150	$(10,610,747)	$50,867,403

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the

15

VANECK VIP EMERGING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2021, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss as a result.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the adviser, which include VanEck Funds and VanEck Vectors ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s

16

behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2021 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2021:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$5,497,946	$1,308,779	$4,461,679	$5,770,458

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$1,308,779

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2021, the Fund borrowed as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
7	$341,142	1.35%

At June 30, 2021, the Fund had no outstanding borrowings under the Facility.

Note 11—Subsequent Event Review—The Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

17

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited)

VANECK VIP EMERGING MARKETS FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2021, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 4, 2021 and June 23, 2021, specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2020 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a subset of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);
18

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for the Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board

19

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited) (continued)

concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2020, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2020. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category. The Board also considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same, and in addition, throughout the year, the Board considered Fund performance information on a net of fee basis. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had underperformed its Category median for the one-, three-and five-year periods and outperformed its Category median for the ten-year period. The Board noted that the Initial Class shares of the Fund outperformed the Peer Group for the three- and ten-year periods and performed equal to the Peer Group for the one- and five-year periods. The Board also noted that the Initial Class shares of the Fund had underperformed its benchmark index for the one-, three- and five-year periods and outperformed its benchmark for the ten-year period. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board also noted that the advisory fee rate for the Fund was the same as the median advisory fee rate for its Peer Group and higher than the median advisory fee rate for its Category. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2022 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as

20

controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

21

VANECK VIP TRUST

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds have adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Funds’ Board has designated each Fund’s Adviser as the administrator of the Program. Each Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Funds, and the terms, contents and frequency of reporting and escalation of any issues to the Board. The Liquidity Rule defines liquidity risk as the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Funds, with the objective of maintaining a level of liquidity that is appropriate in light of each Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report (the “Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the period January 1, 2020 to December 31, 2020 (the “Review Period”). The Report noted that during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. As a result, the Funds have not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Funds or their ability to timely meet redemptions without dilution to existing shareholders, and each Fund’s Adviser provided its assessment that the program had been effective in managing each fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in each Fund’s prospectus.

22

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPEMSAR

SEMI-ANNUAL REPORT June 30, 2021 (unaudited)

VanEck VIP Trust

VanEck VIP Global Gold Fund

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2021.

VANECK VIP GLOBAL GOLD FUND

PRESIDENT’S LETTER

June 30, 2021
(unaudited)

Dear Fellow Shareholders:

The way we think about the financial markets—since no one knows the future for sure—is to identify potential scenarios. Last year, we said that roaring global growth would push interest rates to 1.5%-2.0% during 2021. This already happened in the first and second quarters! Now that we are into the third quarter, what next?

The mainstream, high-probability scenario (“Goldilocks”) continues to be that the rate increases pause and stock markets continue to make new highs. To support this idea of strong-but-tapering growth, the first major country that went through the COVID-19 cycle has continued to level off after its boom. Following some temporary weakness in February, China’s manufacturing PMI (Purchasing Managers’ Index) had a greater than expected rise in March (the services PMI soared), thereafter it tended to be on the weaker side. In May, however, while the official manufacturing PMI was a touch stronger than expected, the services PMI showed a significant (and surprising) pullback, raising concerns about the rebalancing. For updates on this, please follow our Emerging Markets Fixed Income Strategy Chief Economist Natalia Gurushina’s daily emails and our monthly China updates.

Another scenario is the “Wage Inflation” scenario. I like to distinguish between commodity price inflation and wage inflation. Commodity prices have been rallying strongly since last summer with almost all commodity prices continuing to touch multi-year highs. But wage inflation is more important for financial markets. Wage inflation is the driver of a longer-lasting inflation and can be hard to extinguish. The level of stimulus from the U.S. Federal Reserve we saw in 2020 was unprecedented, as is the spending planned by the new Biden administration. We may find that we are witnessing a paradigm change in the “environment” of the financial markets and a new “dynamic” compared with the last 10 years. And a burst of commodity price inflation isn’t the concern in this “Wage Inflation” scenario, rather the concern is that investment consequences could endure not only through 2021, but also well into 2022. My investment colleagues are divided on whether wage inflation is possible in an over-stimulated yet deflationary world. We’ll see in 2022.

The “Too Hot” scenario remains that, with this tremendous stimulus, we expect to see interest rates rise unexpectedly further in the second half of 2021. In fact, I believe there is a chance that 10-year U.S. interest rates can exceed 2.5% by the end of 2021—“Rate Surprise”—and that investors should have this scenario on their radar screens. This could lead to turbulence in financial markets. By definition, bonds will fall further. But again, this may be okay for equities.

Last, there is a “Too Cold” scenario. With rates below 1.5% in early July, we are suddenly facing the risk of a deflationary slowdown. Perhaps the markets think that the Fed will tighten—it did slightly signal this at the last meeting—or that the economy will react badly to the lack of new stimulus in 2022. I would call this a flavor of Goldilocks for the financial markets, but not without worries.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 20, 2021

1

VANECK VIP GLOBAL GOLD FUND

PRESIDENT’S LETTER
(unaudited) (continued)

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VIP GLOBAL GOLD FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2021 to June 30, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2021 - June 30, 2021*
Class S
Actual	$1,000.00	$882.70	1.45%	$6.77
Hypothetical**	$1,000.00	$1,017.60	1.45%	$7.25
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2021), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses

3

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.5%
Australia: 16.5%
Bellevue Gold Ltd. # *	2,071,600	$1,477,004
De Grey Mining Ltd. # *	635,632	587,609
Emerald Resources NL # *	407,600	275,065
Evolution Mining Ltd. #	655,692	2,215,402
Northern Star Resources Ltd. #	226,400	1,662,709
Predictive Discovery Ltd. # *	3,565,000	206,004
West African Resources Ltd. # *	2,492,600	1,860,308
		8,284,101
Brazil: 5.2%
Wheaton Precious Metals Corp. (USD)	59,700	2,630,979
Canada: 59.4%
Agnico Eagle Mines Ltd. (USD)	36,087	2,181,459
Alamos Gold, Inc. (USD)	113,340	867,051
B2Gold Corp. (USD)	676,988	2,850,120
Barrick Gold Corp. (USD)	129,528	2,678,639
Bear Creek Mining Corp. *	244,000	318,877
Benchmark Metals, Inc. *	528,197	477,235
Bonterra Resources, Inc. *	221,714	246,826
Corvus Gold, Inc. *	390,369	1,073,861
Equinox Gold Corp. (USD) *	135,394	940,988
Franco-Nevada Corp. (USD)	1,180	171,183
G Mining Ventures Corp. *	562,000	408,035
Galway Metals, Inc. *	637,500	447,423
GoGold Resources, Inc. # *∞ ø	131,500	327,795
Gold Standard Ventures Corp. (USD) *	234,106	131,099
Goldsource Mines, Inc. # *∞ ø	231,100	192,434
Great Bear Resources Ltd. *	31,232	383,219
Kinross Gold Corp. (USD)	437,100	2,775,585
Kirkland Lake Gold Ltd. (USD)	85,816	3,306,491
Liberty Gold Corp. *	1,370,185	1,658,017
Lundin Gold, Inc. *	27,700	232,621
Marathon Gold Corp. *	266,600	692,523
Nighthawk Gold Corp. # * ø	181,000	169,991
O3 Mining, Inc. *	114,100	211,705
Orezone Gold Corp. *	831,888	872,422
Osisko Mining, Inc. *	337,300	840,801
Perpetua Resources Corp. *	13,770	100,864
	Number of Shares	Value
Canada (continued)
Pretium Resources, Inc. (USD) *	45,500	$434,980
Probe Metals, Inc. *	177,100	240,019
Pure Gold Mining, Inc. # *∞ ø	159,000	196,249
Pure Gold Mining, Inc. *	359,930	441,347
Rio2 Ltd. *	469,506	303,005
Sabina Gold & Silver Corp. *	513,200	724,508
Silver Tiger Metals, Inc. *	347,000	165,158
Skeena Resources Ltd. *	25,000	262,181
SSR Mining, Inc. (USD)	53,300	830,947
Wallbridge Mining Co. Ltd. *	567,000	242,425
Yamana Gold, Inc. (USD)	328,248	1,385,207
		29,783,290
South Africa: 2.4%
Gold Fields Ltd. (ADR)	132,500	1,179,250
United Kingdom: 4.8%
Endeavour Mining Plc (CAD)	112,340	2,412,465
United States: 10.2%
Argonaut Gold, Inc. (CAD) *	134,700	322,732
Gatos Silver, Inc. *	31,400	549,186
GoGold Resources, Inc. (CAD) *	200,482	498,132
Newmont Corp.	58,868	3,731,054
		5,101,104
Total Common Stocks (Cost: $30,880,871)		49,391,189

WARRANTS: 1.2%
Canada: 1.2%
Benchmark Metals, Inc., CAD 1.80, expiring 09/18/22 # *∞	130,500	27,414
Bonterra Resources, Inc., CAD 3.10, expiring 08/20/21 # *∞	16,000	0
Goldsource Mines, Inc., CAD 1.40, expiring 05/20/23 #∞ ø	1,155,500	43,345
Liberty Gold Corp., CAD 0.60, expiring 10/02/21 # *∞	352,000	255,566
Marathon Gold Corp., CAD 1.60, expiring 09/30/21 # *∞	84,000	110,455
O3 Mining, Inc., CAD 3.25, expiring 06/18/22 # *∞	38,050	9,991
Osisko Mining, Inc., CAD 5.25, expiring 12/23/21 # *∞	19,500	2,195

See Notes to Consolidated Financial Statements

4

	Number of Shares	Value
Canada (continued)
PG Mining Ventures Corp., CAD 0.80, expiring 05/20/22 # *∞	281,000	$63,245
Pure Gold Mining, Inc., CAD 0.85, expiring 07/18/22 # *∞	144,500	84,560

Total Warrants (Cost: $223,213)		596,771
	Number of Shares	Value
MONEY MARKET FUND: 0.7% (Cost: $368,289)
Invesco Treasury Portfolio - Institutional Class	368,289	$368,289

Total Investments: 100.4% (Cost: $31,472,373)		50,356,249
Liabilities in excess of other assets: (0.4)%		(218,324)
NET ASSETS: 100.0%		$50,137,925

Schedule of Open Forward Foreign Currency Contracts - June 30, 2021

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Company	USD	172,035	CAD	208,150	7/7/2021	$(4,119)

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $9,767,341 which represents 19.5% of net assets.
*	Non-income producing
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $929,814, or 1.9% of net assets

Restricted securities held by the fund as of June 30, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
GoGold Resources, Inc.	08/31/2020	131,500	$96,629	$327,795	0.7%
Goldsource Mines, Inc.	05/21/2021	231,100	164,523	192,434	0.4
Goldsource Mines, Inc. *	05/21/2021	1,155,500	42,295	43,345	0.1
Nighthawk Gold Corp.	06/09/2021	181,000	171,833	169,991	0.3
Pure Gold Mining, Inc.	05/21/2020	159,000	112,251	196,249	0.4
			$587,531	$929,814	1.9%

Footnotes:

*	Warrants

Summary of Investments by Sector	% of Investments	Value
Diversified Metals & Mining	3.1%	$1,541,941
Gold	91.5	46,082,222
Precious Metals & Minerals	3.3	1,649,453
Silver	1.4	714,344
Money Market Fund	0.7	368,289
	100.0%	$50,356,249

See Notes to Consolidated Financial Statements

5

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$8,284,101	$—	$8,284,101
Brazil	2,630,979	—	—	2,630,979
Canada	28,896,821	169,991	716,478	29,783,290
South Africa	1,179,250	—	—	1,179,250
United Kingdom	2,412,465	—	—	2,412,465
United States	5,101,104	—	—	5,101,104
Warrants *	—	—	596,771	596,771
Money Market Fund	368,289	—	—	368,289
Total Investments	$40,588,908	$8,454,092	$1,313,249	$50,356,249
Other Financial Instruments:
LIABILITIES
Forward Foreign Currency Contract	$—	$(4,119)	$—	$(4,119)

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Consolidated Financial Statements

6

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

Assets:
Investments, at value (Cost $31,472,373)	$50,356,249
Cash	16,096
Receivables:
Shares of beneficial interest sold	66,567
Dividends and interest	22,828
Prepaid expenses	93
Total assets	50,461,833
Liabilities:
Payables:
Investment securities purchased	167,917
Shares of beneficial interest redeemed	3,185
Due to Adviser	30,174
Due to Distributor	11,398
Deferred Trustee fees	30,005
Accrued expenses	77,110
Unrealized depreciation on forward foreign currency contracts	4,119
Total liabilities	323,908
NET ASSETS	$50,137,925
Shares of beneficial interest outstanding	4,863,974
Net asset value, redemption and offering price per share	$10.31
Net Assets consist of:
Aggregate paid in capital	$39,186,363
Total distributable earnings (loss)	10,951,562
NET ASSETS	$50,137,925

See Notes to Consolidated Financial Statements

7

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2021 (unaudited)

Income:
Dividends (net of foreign taxes withheld $35,298)	$348,781
Securities lending income	1,156
Total income	349,937
Expenses:
Management fees	201,891
Distribution fees	67,297
Transfer agent fees	7,961
Administration fees	67,297
Custodian fees	9,841
Professional fees	50,074
Reports to shareholders	11,099
Insurance	6,299
Trustees’ fees and expenses	2,586
Interest	815
Other	1,486
Total expenses	426,646
Waiver of management fees	(35,602)
Net expenses	391,044
Net investment loss	(41,107)
Net realized gain (loss) on:
Investments	(169,757)
Forward foreign currency contracts	4,235
Foreign currency transactions and foreign denominated assets and liabilities	(10,971)
Net realized loss	(176,493)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,931,803)
Forward foreign currency contracts	(4,119)
Foreign currency transactions and foreign denominated assets and liabilities	3,916
Net change in unrealized appreciation (depreciation)	(6,932,006)
Net Decrease in Net Assets Resulting from Operations	$(7,149,606)

See Notes to Consolidated Financial Statements

8

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)
Operations:
Net investment loss	$(41,107)	$(252,190)
Net realized gain (loss)	(176,493)	1,629,325
Net change in unrealized appreciation (depreciation)	(6,932,006)	13,191,877
Net increase (decrease) in net assets resulting from operations	(7,149,606)	14,569,012
Distributions to shareholders from:
Distributable earnings	—	(1,459,027)

Share transactions *:
Proceeds from sale of shares	12,576,308	38,353,541
Reinvestment of dividends and distributions	—	1,459,027
Cost of shares redeemed	(15,700,295)	(26,846,300)

Net increase (decrease) in net assets resulting from share transactions	(3,123,987)	12,966,268
Total increase (decrease) in net assets	(10,273,593)	26,076,253
Net Assets:
Beginning of period	60,411,518	34,335,265
End of period	$50,137,925	$60,411,518

* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Shares sold	1,145,514	3,678,559
Shares reinvested	—	117,379
Shares redeemed	(1,454,746)	(2,603,348)
Net increase (decrease)	(309,232)	1,192,590

See Notes to Consolidated Financial Statements

9

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	For the		For the Year Ended December 31,
	Six Months Ended June 30, 2021		2020		2019		2018		2017		2016
	(unaudited)
Net asset value, beginning of period	$11.68		$8.63		$6.22		$7.60		$7.11		$4.83
Income from investment operations:
Net investment loss	(0.01	) (a)	(0.05	) (a)	(0.05	) (a)	(0.03	) (a)	(0.07	) (a)	(0.04)
Net realized and unrealized gain (loss) on investments	(1.36)		3.40		2.46		(1.13)		0.91		2.35
Total from investment operations	(1.37)		3.35		2.41		(1.16)		0.84		2.31
Less distributions from:
Net investment income	—		(0.30)		—		(0.22)		(0.35)		(0.03)
Net asset value, end of period	$10.31		$11.68		$8.63		$6.22		$7.60		$7.11
Total return (b)	(11.73	)% (c)	38.62%		38.75%		(15.70)%		11.63%		48.25%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$50,138		$60,412		$34,335		$22,206		$21,360		$19,524
Ratio of gross expenses to average net assets	1.59	% (d)	1.65%		1.92%		2.18%		2.03%		1.84%
Ratio of net expenses to average net assets	1.45	% (d)	1.45%		1.45%		1.45%		1.45%		1.45%
Ratio of net investment loss to average net assets	(0.15	)% (d)	(0.51)%		(0.63)%		(0.51)%		(0.96)%		(1.00)%
Portfolio turnover rate	20	% (c)	39%		32%		45%		65%		57%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(c)	Not Annualized
(d)	Annualized

See Notes to Consolidated Financial Statements

10

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Gold Fund (the “Fund”) is a non-diversified series of the Trust and seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The Fund may effect certain investments through the wholly owned VIP Gold Fund Subsidiary (the “Subsidiary”). The Fund currently offers a single class of shares: Class S shares.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Fund’s Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (“the Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.
11

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Basis for Consolidation—The Subsidiary, a Cayman Islands exempted company, acts as an investment vehicle in order to effect certain investments on behalf of the Fund. All interfund account balances and transactions between the Fund and Subsidiary have been eliminated in consolidation. As of June 30, 2021, the Fund held $11,671 in its Subsidiary, representing 0.05% of the Fund’s net assets.

C.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Consolidated Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Consolidated Statement of Operations.

E.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

F.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Consolidated Schedule of Investments.

G.	Warrants—The Fund may invest in warrants whose values are linked to indices or underlying instruments. The Fund may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or
12

underlying instruments. Potential losses are limited to the amount of the original investment. Warrants held at June 30, 2021 are reflected in the Consolidated Schedule of Investments.

H.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of these disclosures are found below as well as in the Consolidated Schedule of Investments.

Forward Foreign Currency Contracts—The Fund may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Consolidated Statement of Operations. During the period ended June 30, 2021, the Fund held forward foreign currency contracts for four months. The average amount purchased and sold (in U.S. dollars) were $1,189,340 and $950,246, respectively. Forward foreign currency contracts held at June 30, 2021 are reflected in the Schedule of Open Forward Foreign Currency Contracts. At June 30, 2021, the Fund held the following derivative instruments (not designated as hedging instruments under GAAP):

Liability
Derivatives
Foreign Currency
Risk

Forward Foreign Currency Contract [1]	$4,119

[1]	Consolidated Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency contracts

The impact of transactions in derivative instruments during the period ended June 30, 2021, was as follows:

Foreign Currency
Risk

Realized gain (loss):
Forward foreign currency contracts [1]	$4,235
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts [2]	(4,119)

[1]	Consolidated Statement of Operations location: Net realized gain (loss) on forward foreign currency contracts
[2]	Consolidated Statement of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge
13

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

or receive cash and/or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Fund presents securities lending assets and liabilities and derivatives on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2021, is presented in the Schedule of Investments and in the Consolidated Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

J.	Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date. Realized gains and losses are determined based on the specific identification method.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets, 0.65% of the next $250 million of average daily net assets and 0.50% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2022, to waive management fees and assume expenses to prevent the Fund’s total annual operating expense (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets. Refer to the Consolidated Statement of Operations for the amounts waived/assumed by the Adviser for the period ended June 30, 2021.

The Adviser also performs accounting and administrative services for the Fund. The Adviser is paid a monthly fee at a rate of 0.25% of the average daily net assets for the Fund per year on the first $750 million of the average daily net assets, and 0.20% per year of the average daily net assets in excess of $750 million. The amount received by the Adviser pursuant to this contract for the period ended June 30, 2021 is recorded as Administration fees in the Consolidated Statement of Operations.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2021, the aggregate shareholder accounts of three insurance companies owned approximately 73%, 14% and 10% of the Fund’s outstanding shares of beneficial interest.

Note 4—12b-1 Plan of Distribution—Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of the Fund’s average daily net assets and is recorded as Distribution Fees in the Consolidated Statement of Operations.

Note 5—Investments—For the period ended June 30, 2021, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $10,460,584 and $12,661,649, respectively.

Note 6—Income Taxes—As of June 30, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$42,115,099	$19,509,172	$(11,268,022)	$8,241,150
14

The tax character or current year distributions will be determined at the end of the current fiscal year.

At December 31, 2020, the Fund had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with no Expiration	Long-Term Capital Losses with no Expiration	Total
$(1,318,164)	$(3,056,436)	$(4,374,600)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Consolidated Statement of Operations. During the period ended June 30, 2021, the Fund did not incur any interest or penalties.

Note 7—Principal Risks—A non-diversified fund generally holds securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. In addition, the Fund may invest up to 25% of its net assets in gold and silver coins, gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

15

VANECK VIP GLOBAL GOLD FUND

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust , or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck Vectors ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” in the Consolidated Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Consolidated Statement of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Consolidated Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2021 is presented on a gross basis in the Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. At June 30, 2021, the Fund had no securities on loan.

Note 10—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2021, the Fund borrowed under this Facility as follows:

Days Outstanding	Average Daily Loan Balance	Average Interest Rate
18	$294,579	1.36%

Outstanding loan balances as of June 30, 2021, if any, are reflected in the Statement of Assets and Liabilities.

Note 11—Subsequent Event Review—The Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

16

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited)

VANECK VIP GLOBAL GOLD FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2021, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 4, 2021 and June 23, 2021, specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2020 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a subset of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);
17

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited) (continued)

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for the Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board

18

concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2020, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2020. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category. The Board also considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same, and in addition, throughout the year, the Board considered Fund performance information on a net of fee basis. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class S shares of the Fund had outperformed its Peer Group and Category medians for the one-, three- and five-year periods. The Board also noted that the Class S shares of the Fund had outperformed its benchmark index for the one- and three-year periods and underperformed its benchmark index for the five-year period. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was the same as the median advisory fee rates of its Peer Group and Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was lower than the median expense ratios of its Peer Group and Category. In addition, the Board noted that the Management Fee Rate (which includes both advisory and administrative fee rates) was above the median Management Fee Rates of its Peer Group and Category. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2022 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business

19

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited) (continued)

judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

20

VANECK VIP TRUST

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds have adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Funds’ Board has designated each Fund’s Adviser as the administrator of the Program. Each Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Funds, and the terms, contents and frequency of reporting and escalation of any issues to the Board. The Liquidity Rule defines liquidity risk as the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Funds, with the objective of maintaining a level of liquidity that is appropriate in light of each Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report (the “Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the period January 1, 2020 to December 31, 2020 (the “Review Period”). The Report noted that during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. As a result, the Funds have not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Funds or their ability to timely meet redemptions without dilution to existing shareholders, and each Fund’s Adviser provided its assessment that the program had been effective in managing each fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in each Fund’s prospectus.

21

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPGGSAR

SEMI-ANNUAL REPORT June 30, 2021 (unaudited)

VanEck VIP Trust

VanEck VIP Global Resources Fund

800.826.2333	vaneck.com

Certain information contained in this report represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Fund’s holdings, the Fund’s performance, and the views of the investment adviser are as of June 30, 2021.

VANECK VIP GLOBAL RESOURCES FUND

PRESIDENT’S LETTER

June 30, 2021
(unaudited)

Dear Fellow Shareholders:

The way we think about the financial markets—since no one knows the future for sure—is to identify potential scenarios. Last year, we said that roaring global growth would push interest rates to 1.5%-2.0% during 2021. This already happened in the first and second quarters! Now that we are into the third quarter, what next?

The mainstream, high-probability scenario (“Goldilocks”) continues to be that the rate increases pause and stock markets continue to make new highs. To support this idea of strong-but-tapering growth, the first major country that went through the COVID-19 cycle has continued to level off after its boom. Following some temporary weakness in February, China’s manufacturing PMI (Purchasing Managers’ Index) had a greater than expected rise in March (the services PMI soared), thereafter it tended to be on the weaker side. In May, however, while the official manufacturing PMI was a touch stronger than expected, the services PMI showed a significant (and surprising) pullback, raising concerns about the rebalancing. For updates on this, please follow our Emerging Markets Fixed Income Strategy Chief Economist Natalia Gurushina’s daily emails and our monthly China updates.

Another scenario is the “Wage Inflation” scenario. I like to distinguish between commodity price inflation and wage inflation. Commodity prices have been rallying strongly since last summer with almost all commodity prices continuing to touch multi-year highs. But wage inflation is more important for financial markets. Wage inflation is the driver of a longer-lasting inflation and can be hard to extinguish. The level of stimulus from the U.S. Federal Reserve we saw in 2020 was unprecedented, as is the spending planned by the new Biden administration. We may find that we are witnessing a paradigm change in the “environment” of the financial markets and a new “dynamic” compared with the last 10 years. And a burst of commodity price inflation isn’t the concern in this “Wage Inflation” scenario, rather the concern is that investment consequences could endure not only through 2021, but also well into 2022. My investment colleagues are divided on whether wage inflation is possible in an over-stimulated yet deflationary world. We’ll see in 2022.

The “Too Hot” scenario remains that, with this tremendous stimulus, we expect to see interest rates rise unexpectedly further in the second half of 2021. In fact, I believe there is a chance that 10-year U.S. interest rates can exceed 2.5% by the end of 2021—“Rate Surprise”—and that investors should have this scenario on their radar screens. This could lead to turbulence in financial markets. By definition, bonds will fall further. But again, this may be okay for equities.

Last, there is a “Too Cold” scenario. With rates below 1.5% in early July, we are suddenly facing the risk of a deflationary slowdown. Perhaps the markets think that the Fed will tighten—it did slightly signal this at the last meeting—or that the economy will react badly to the lack of new stimulus in 2022. I would call this a flavor of Goldilocks for the financial markets, but not without worries.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find the financial statements for the six month period ended June 30, 2021. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
CEO and President
VanEck VIP Trust

July 20, 2021

1

VANECK VIP GLOBAL RESOURCES FUND

PRESIDENT’S LETTER

(unaudited) (continued)

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

2

VANECK VIP GLOBAL RESOURCES FUND

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2021 to June 30, 2021.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2021 - June 30, 2021*
Initial Class
Actual	$1,000.00	$1,193.10	1.09%	$5.93
Hypothetical**	$1,000.00	$1,019.39	1.09%	$5.46
Class S
Actual	$1,000.00	$1,191.60	1.33%	$7.23
Hypothetical**	$1,000.00	$1,018.20	1.33%	$6.66
*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2021), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
**	Assumes annual return of 5% before expenses

3

VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

June 30, 2021 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 95.9%
Australia: 3.2%
Ecograf Ltd. # * †	670,180	$285,979
Galaxy Resources Ltd. # *	207,400	570,040
Piedmont Lithium, Inc. (USD) *	37,000	2,891,920
Rio Tinto Plc (ADR) †	96,600	8,103,774
		11,851,713
Brazil: 1.8%
Vale SA (ADR)	164,300	3,747,683
Yara International ASA (NOK) #	57,000	3,003,578
		6,751,261
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) * †	724,600	303,963
Canada: 11.2%
Agnico Eagle Mines Ltd. (USD)	126,722	7,660,345
B2Gold Corp. (USD)	568,200	2,392,122
Barrick Gold Corp. (USD)	341,074	7,053,410
Euro Manganese, Inc. (AUD) # *	969,035	374,293
Kinross Gold Corp. (USD)	776,900	4,933,315
Kirkland Lake Gold Ltd. (USD)	178,231	6,867,240
Nouveau Monde Graphite, Inc. (USD) *	85,100	668,035
Nutrien Ltd. (USD) (a)	183,965	11,150,119
		41,098,879
Cayman Islands: 0.3%
Alussa Energy Acquisition Corp. (USD) (s) * †	121,200	1,201,092
Chile: 1.9%
Lundin Mining Corp. (CAD)	788,400	7,110,610
Finland: 0.9%
Neste Oyj #	52,900	3,244,994
Norway: 1.9%
Equinor ASA (ADR) †	328,900	6,972,680
South Africa: 6.0%
Anglo American Plc (GBP) #	306,100	12,180,986
Sibanye Stillwater Ltd. #	199,900	833,060
Sibanye Stillwater Ltd. (ADR) †	548,300	9,173,059
		22,187,105
Spain: 0.2%
Soltec Power Holdings SA * †	55,800	498,221
United Kingdom: 0.9%
Endeavour Mining Plc (CAD)	155,900	3,347,901
	Number of Shares	Value
United States: 63.6%
Bunge Ltd.	87,300	$6,822,495
ChampionX Corp. *	156,000	4,001,400
Chart Industries, Inc. *	42,000	6,145,440
Chevron Corp.	63,300	6,630,042
Cimarex Energy Co.	128,100	9,280,845
ConocoPhillips	120,443	7,334,979
Corteva, Inc.	89,833	3,984,093
Darling Ingredients, Inc. *	54,400	3,672,000
Devon Energy Corp.	274,578	8,014,932
Diamondback Energy, Inc.	115,447	10,839,319
Enphase Energy, Inc. *	12,500	2,295,375
EQT Corp. *	344,000	7,657,440
FMC Corp.	65,600	7,097,920
Freeport-McMoRan, Inc.	384,100	14,253,951
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	245,400	13,779,210
IPG Photonics Corp. *	24,000	5,058,480
Kirby Corp. *	56,300	3,414,032
Liberty Oilfield Services, Inc. *	438,380	6,207,461
Louisiana-Pacific Corp.	111,100	6,698,219
MP Materials Corp. * †	118,100	4,353,166
Newmont Corp.	150,996	9,570,126
Ormat Technologies, Inc.	63,300	4,401,249
Pioneer Natural Resources Co.	85,244	13,853,855
Sanderson Farms, Inc.	32,000	6,015,040
SolarEdge Technologies, Inc. *	40,100	11,082,437
Solaris Oilfield Infrastructure, Inc.	276,400	2,692,136
Star Peak Corp. II (s) * †	150,800	1,492,920
Stem, Inc. *	180,499	6,499,769
Stem, Inc. # * ø	177,000	6,373,770
Sunrun, Inc. * †	219,300	12,232,554
TuSimple Holdings, Inc. *	46,790	3,333,320
Tyson Foods, Inc.	88,500	6,527,760
Union Pacific Corp.	11,300	2,485,209
Valero Energy Corp.	130,100	10,158,208
		234,259,152
Zambia: 3.9%
First Quantum Minerals Ltd. (CAD)	626,200	14,432,506
Total Common Stocks (Cost: $210,909,979)		353,260,077

See Notes to Financial Statements

4

	Number of Shares	Value
WARRANTS: 0.7%
Cayman Islands: 0.0%
Alussa Energy Acquisition Corp., USD 11.50, expiring 10/31/26 (s)	55,100	$116,261
United States: 0.7%
Star Peak Corp. II, USD 11.50, expiring 12/24/25 (s)	38,225	67,658
Stem, Inc., USD 11.50, expiring 08/11/25	103,033	2,448,064
		2,515,722
Total Warrants (Cost: $369,993)		2,631,983
	Number of Shares	Value
MONEY MARKET FUND: 3.3% (Cost: $12,270,788)
Invesco Treasury Portfolio - Institutional Class	12,270,788	$12,270,788
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $223,550,760)		368,162,848

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6% (Cost: $5,989,862)
Money Market Fund: 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio	5,989,862	5,989,862
Total Investments: 101.5% (Cost: $229,540,622)		374,152,710
Liabilities in excess of other assets: (1.5)%		(5,577,819)
NET ASSETS: 100.0%		$368,574,891

Derivative Contracts – PIPE – As of June 30, 2021

Counter-Party	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Appreciation (Depreciation)	% of Net Assets
ACON S2	ACON S2 # (b) * ¥	$950,000	09/30/21	$(13,081)	0.0%
Alussa Energy Acquisition Corp.	Alussa Energy Acquisition Corp. # (b) * ¥	$1,850,000	07/23/21	(34,651)	0.0
Climate Change Crisis	Climate Change Crisis # (b) * ¥	$1,570,000	07/15/21	719,060	0.2
Decarbonization Plus	Decarbonization Plus # (b) * ¥	$400,000	09/15/21	4,784	0.0
Star Peak Corp. II	Star Peak Corp. II # (b) * ¥	$950,000	09/30/21	(13,490)	0.0
				$662,622	0.2%

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
PIPE	Private Investment in Public Equity
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $38,542,169.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $27,529,322 which represents 7.5% of net assets.
*	Non-income producing
(a)	All or a portion of these securities are segregated for the unfunded subscription agreements. Total value of securities segregated is $8,963,249.
(s)	Special Purpose Acquisition Company (SPAC).
ø	Restricted Security – the aggregate value of restricted securities is $6,373,770, or 1.7% of net assets

See Notes to Financial Statements

5

VANECK VIP GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

∞	Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
(b)	Represents an unfunded subscription agreement in a private investment in a public entity. According to the agreement, the Fund is committed to purchase specified number of shares at a stated price on the settlement date pursuant to the closing of the business combination. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require shareholders approval, and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its transactional commitment. The investment is restricted from resale until the settlement date.

Restricted securities held by the fund as of June 30, 2021 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Stem, Inc.	03/04/2021	177,000	$1,770,000	$6,373,770	1.7%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Staples	6.3%	$23,037,295
Energy	26.3	96,888,290
Financials	3.7	13,779,210
Industrials	11.8	43,430,380
Information Technology	5.0	18,436,292
Materials	41.6	153,041,413
Special Purpose Acquisition Company	0.8	2,877,931
Utilities	1.2	4,401,249
Money Market Fund	3.3	12,270,788
	100.0%	$368,162,848

The summary of inputs used to value the Fund’s investments as of June 30, 2021 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$10,995,694	$856,019	$—	$11,851,713
Brazil	3,747,683	3,003,578	—	6,751,261
British Virgin Islands	303,963	—	—	303,963
Canada	40,724,586	374,293	—	41,098,879
Cayman Islands	1,201,092	—	—	1,201,092
Chile	7,110,610	—	—	7,110,610
Finland	—	3,244,994	—	3,244,994
Norway	6,972,680	—	—	6,972,680
South Africa	9,173,059	13,014,046	—	22,187,105
Spain	498,221	—	—	498,221
United Kingdom	3,347,901	—	—	3,347,901
United States	227,885,382	6,373,770	—	234,259,152
Zambia	14,432,506	—	—	14,432,506
Warrants *	2,631,983	—	—	2,631,983
Money Market Funds	18,260,650	—	—	18,260,650
Total Investments	$347,286,010	$26,866,700	$—	$374,152,710
Other Financial Instruments:
ASSETS
Derivative Contracts – PIPE	$—	$—	$723,844	$723,844
LIABILITIES
Derivative Contracts – PIPE	$—	$—	$(61,222)	$(61,222)

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

6

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2021 (unaudited)

Assets:
Investments, at value (Cost $223,550,760) (1)	$368,162,848
Short-term investment held as collateral for securities loaned (2)	5,989,862
Cash denominated in foreign currency, at value (Cost $552)	547
Receivables:
Investment securities sold	123,033
Shares of beneficial interest sold	934,350
Dividends and interest	414,792
Prepaid expenses	521
Unrealized appreciation on derivative contracts – PIPE	723,844
Total assets	376,349,797
Liabilities:
Payables:
Investment securities purchased	1,105,446
Collateral for securities loaned	5,989,862
Shares of beneficial interest redeemed	58,038
Due to Adviser	305,584
Due to Distributor	39,397
Deferred Trustee fees	201,398
Accrued expenses	13,959
Unrealized depreciation on derivative contracts – PIPE	61,222
Total liabilities	7,774,906
NET ASSETS	$368,574,891
Initial Class:
Net Assets	$179,071,340
Shares of beneficial interest outstanding	6,677,630
Net asset value, redemption and offering price per share	$26.82
Class S:
Net Assets	189,503,551
Shares of beneficial interest outstanding	7,379,404
Net asset value, redemption and offering price per share	$25.68
Net Assets consist of:
Aggregate paid in capital	$387,123,883
Total distributable earnings (loss)	(18,548,992)
NET ASSETS	$368,574,891
(1) Value of securities on loan	$38,542,169
(2) Cost of short-term investment held as collateral for securities loaned	$5,989,862

See Notes to Financial Statements

7

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF OPERATIONS

For the Period Ended June 30, 2021 (unaudited)

Income:
Dividends (net of foreign taxes withheld $228,341)	$3,357,301
Securities lending income	353,081
Total income	3,710,382
Expenses:
Management fees	1,731,068
Distribution fees – Class S	219,515
Transfer agent fees – Initial Class	16,597
Transfer agent fees – Class S	12,774
Custodian fees	11,135
Professional fees	46,131
Reports to shareholders	33,522
Insurance	10,068
Trustees’ fees and expenses	15,729
Interest	454
Other	1,766
Total expenses	2,098,759

Net investment income	1,611,623

Net realized gain (loss) on:
Investments	20,784,614
Foreign currency transactions and foreign denominated assets and liabilities	(9,168)
Net realized gain	20,775,446
Net change in unrealized appreciation (depreciation) on:
Investments	35,812,185
Derivative contracts - PIPE	(632,239)
Foreign currency transactions and foreign denominated assets and liabilities	18
Net change in unrealized appreciation (depreciation)	35,179,964
Net Increase in Net Assets Resulting from Operations	$57,567,033

See Notes to Financial Statements

8

VANECK VIP GLOBAL RESOURCES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
	(unaudited)
Operations:
Net investment income	$1,611,623	$1,533,174
Net realized gain (loss)	20,775,446	(24,475,499)
Net change in unrealized appreciation (depreciation)	35,179,964	72,779,644
Net increase in net assets resulting from operations	57,567,033	49,837,319
Distributions to shareholders from:
Initial Class	—	(1,108,634)
Class S	—	(817,183)
Total distributions	—	(1,925,817)
Share transactions *:
Proceeds from sale of shares
Initial Class	29,723,559	32,981,246
Class S	54,614,501	39,198,883
	84,338,060	72,180,129
Reinvestment of dividends and distributions
Initial Class	—	1,108,634
Class S	—	817,183
	—	1,925,817
Cost of shares redeemed
Initial Class	(29,049,352)	(42,107,170)
Class S	(37,862,265)	(38,746,205)
	(66,911,617)	(80,853,375)
Net increase (decrease) in net assets resulting from share transactions	17,426,443	(6,747,429)
Total increase in net assets	74,993,476	41,164,073
Net Assets:
Beginning of period	293,581,415	252,417,342
End of period	$368,574,891	$293,581,415
* Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $.001 par value shares authorized):
Initial Class:
Shares sold	1,169,143	2,108,625
Shares reinvested	—	61,352
Shares redeemed	(1,135,723)	(2,476,174)
Net increase (decrease)	33,420	(306,197)
Class S:
Shares sold	2,244,978	2,465,767
Shares reinvested	—	47,127
Shares redeemed	(1,558,007)	(2,396,066)
Net increase	686,971	116,828

See Notes to Financial Statements

9

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Initial Class
	For the		For the Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018	2017		2016
	(unaudited)
Net asset value, beginning of period	$22.48		$19.04	$17.02	$23.74	$24.14		$16.88
Income from investment operations:
Net investment income (loss)	0.13	(a)	0.13 (a)	0.15 (a)	0.02 (a)	(0.05	) (a)	(0.05)
Net realized and unrealized gain (loss) on investments	4.21		3.47	1.87	(6.74)	(0.35)		7.39
Total from investment operations	4.34		3.60	2.02	(6.72)	(0.40)		7.34
Less distributions from:
Net investment income	—		(0.16)	—	—	—		(0.08)
Net asset value, end of period	$26.82		$22.48	$19.04	$17.02	$23.74		$24.14
Total return (b)	19.31	% (c)	19.11%	11.87%	(28.31)%	(1.66)%		43.71%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$179,071		$149,350	$132,330	$132,081	$200,403		$224,612
Ratio of expenses to average net assets	1.09	% (d)	1.13%	1.15%	1.10%	1.09%		1.06%
Ratio of net investment income (loss) to average net assets	1.05	% (d)	0.79%	0.84%	0.10%	(0.21)%		(0.24)%
Portfolio turnover rate	17	% (c)	40%	32%	15%	15%		45%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

10

VANECK VIP GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class S
	For the		For the Year Ended December 31,
	Six Months Ended June 30, 2021		2020	2019	2018		2017		2016
	(unaudited)
Net asset value, beginning of period	$21.55		$18.26	$16.37	$22.89		$23.33		$16.35
Income from investment operations:
Net investment income (loss)	0.10	(a)	0.09 (a)	0.10 (a)	(0.03	) (a)	(0.10	) (a)	(0.09)
Net realized and unrealized gain (loss) on investments	4.03		3.32	1.79	(6.49)		(0.34)		7.15
Total from investment operations	4.13		3.41	1.89	(6.52)		(0.44)		7.06
Less distributions from:
Net investment income	—		(0.12)	—	—		—		(0.08)
Net asset value, end of period	$25.68		$21.55	$18.26	$16.37		$22.89		$23.33
Total return (b)	19.16	% (c)	18.83%	11.55%	(28.48)%		(1.89)%		43.41%
Ratios/Supplemental Data
Net assets, end of period (000’s)	$189,504		$144,232	$120,088	$104,402		$147,898		$172,185
Ratio of expenses to average net assets	1.33	% (d)	1.38%	1.40%	1.35%		1.34%		1.30%
Ratio of net investment income (loss) to average net assets	0.81	% (d)	0.55%	0.58%	(0.14)%		(0.47)%		(0.50)%
Portfolio turnover rate	17	% (c)	40%	32%	15%		15%		45%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return includes adjustments in accordance with U.S. generally accepted accounting principles and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares. Total returns do not include fees and expenses imposed under your variable annuity contract and/or life insurance policy. If these amounts were reflected, the returns would be lower than those shown.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

11

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2021 (unaudited)

Note 1—Fund Organization—VanEck VIP Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 7, 1987. The VanEck VIP Global Resources Fund (formerly known as VIP Global Hard Assets Fund) (the “Fund”) is a diversified series of the Trust and seeks long-term capital appreciation by investing primarily in hard asset securities. The Fund offers two classes of shares: Initial Class Shares and Class S Shares. The two classes are identical except Class S Shares are subject to a distribution fee.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund is an investment company and follows accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies followed by the Fund.

A.	Security Valuation—The Fund values its investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Fund’s pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. market, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Fund may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Private investments in public equity are valued based on the underlying stock price and may consider the volatility of the underlying stock price as a significant unobservable input in fair value measurement. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Fund’s valuation policies and procedures, which are approved by the Fund’s Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Fund’s valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Fund may realize upon sale of an investment may differ materially from the value presented in the Schedule of Investments.
12

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Fund’s investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Fund’s Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedule of Investments.

B.	Federal Income Taxes—It is the Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

C.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statement of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statement of Operations.

E.	Restricted Securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of the Fund’s Schedule of Investments.

F.	Use of Derivative Instruments—The Fund may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional
13

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Fund’s derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Private Investment in Public Equity (PIPE)—The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s securities. The Fund’s PIPE investments as of June 30, 2021, represent unfunded subscription agreements in a private investment in public equity. The Fund will generally segregate an amount of cash or high quality securities equal to the amount of its commitment to purchase the when-issued securities. On the settlement date, the PIPE investment is converted to common stock of the underlying equity position and the cost is recorded at the contractual trade settlement amount.

At June 30, 2021, the Fund’s derivative contracts PIPE positions are reflected as Derivative Contracts – PIPE in the Schedule of Investments. During the period ended June 30, 2021, the average notional amount of PIPE positions held by the Fund was $1,144,000.

At June 30, 2021, the Fund held the following derivative instruments (not designated as hedging instruments under GAAP):

Asset Derivatives
Equity Risk

Derivative Contracts – PIPE [1]	$723,844

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on derivative contracts – PIPE

Liability Derivatives
Equity Risk

Derivative Contracts – PIPE [1]	$61,222

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on derivative contracts - PIPE

The impact of transactions in derivative instruments during the period ended June 30, 2021, was as follows:

Equity Risk

Net change in unrealized appreciation (depreciation):
Derivative Contracts – PIPE [1]	$(632,239)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on Derivative contracts – PIPE

G.	Offsetting Assets and Liabilities—In the ordinary course of business, the Fund enters into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Fund may pledge or receive cash and/or securities as collateral for derivative instruments and securities lending. For
14

financial reporting purposes, the Fund presents derivatives and securities lending assets and liabilities on a gross basis in the Statement of Assets and Liabilities. Cash collateral held in the form of money market investments, if any, at June 30, 2021, is presented in the Schedule of Investments and in the Statement of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

H.	Other— Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Fund earns interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income on the Statement of Operations.

In the normal course of business, the Fund enters into contracts that contain a variety of general indemnifications. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements— The Adviser is the investment adviser to the Fund. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of 1.00% of the first $500 million of average daily net assets, 0.90% of the next $250 million of average daily net assets and 0.70% of the average daily net assets in excess of $750 million. The Adviser has agreed, until at least May 1, 2022, to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividend and interest payments on securities sold short, taxes, and extraordinary expenses) from exceeding 1.20% and 1.45% of average daily net assets for Initial Class Shares and Class S Shares, respectively. During the period ended June 30, 2021, there were no waivers or expense reimbursements.

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and trustees of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At June 30, 2021, the aggregate shareholder accounts of two insurance companies owned approximately 46% and 21% of the Initial Class Shares and three insurance companies owned approximately 37%, 36%, and 13% of the Class S Shares.

Note 4—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Fund is authorized to incur distribution expenses for its Class S Shares which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Fund. The amount paid under the Plan in any one year is 0.25% of average daily net assets for Class S Shares and is recorded as Distribution Fees in the Statement of Operations.

Note 5—Investments—For the period ended June 30, 2021, the cost of purchases and proceeds from sales of investments, excluding U.S. government securities and short-term obligations, aggregated to $74,941,108 and $57,165,631, respectively.

Note 6—Income Taxes—As of June 30, 2021, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

15

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$233,772,259	$147,791,451	$(7,411,000)	$140,380,451

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2020, the Fund had capital loss carryforwards available to offset future capital gains, as follows:

Short-Term Capital Losses with no Expiration	Long-Term Capital Losses with no Expiration	Total
$(10,612,548)	$(172,812,493)	$(183,425,041)

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Fund does not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Fund’s financial statements. However, the Fund is subject to foreign taxes on the appreciation in value of certain investments. The Fund provides for such taxes, if any, on both realized and unrealized appreciation.

The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2021, the Fund did not incur any interest or penalties.

Note 6—Principal Risks— The Fund may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments and political conflicts, or natural or other disasters, such as the recent coronavirus outbreak. Additionally, the Fund may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

The Fund may concentrate its investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal, and by investing in gold bullion and coins. Since the Fund may so concentrate, it may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund’s performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business

16

other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which a Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing a Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity (PIPE) transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company’s securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of a Fund’s investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

The respiratory disease caused by a novel coronavirus, which has spread internationally and declared as a pandemic by the World Health Organization, has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, loss of life, as well as general concern and uncertainty. The coronavirus has already negatively impacted the economies of many nations, individual companies, and the market. This pandemic is expected to have a continued impact in ways that cannot necessarily be foreseen presently.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Funds and VanEck Vectors ETF Trust, as directed by the Trustees.

The expense for the Deferred Plan is included in “Trustees’ fees and expenses” on the Statement of Operations. The liability for the Deferred Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

17

VANECK VIP GLOBAL RESOURCES FUND

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 8—Securities Lending—To generate additional income, the Fund may lend its securities pursuant to a securities lending agreement with the securities lending agent. The Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Fund will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statement of Operations. Cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedule of Investments or Statement of Assets and Liabilities as it is held by the agent on behalf of the Fund. The Fund does not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Fund bears the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2021 is presented on a gross basis in the Schedule of Investments and Statement of Assets and Liabilities. The following is a summary of the Fund’s securities on loan and related collateral as of June 30, 2021:

Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
$38,542,169	$5,989,862	$33,889,115	$39,878,977

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2021:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statement of Assets and Liabilities
Equity Securities	$5,989,862

*	Remaining contractual maturity: overnight and continuous

Note 9—Bank Line of Credit—The Trust participates with the VanEck Funds (collectively the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the VE/VIP Funds based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2021, the Fund had no borrowings under the Facility.

Note 10—Subsequent Event Review—The Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

18

VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited)

VANECK VIP GLOBAL RESOURCES FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2021, the Board of Trustees (the “Board”) of VanEck VIP Trust (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 4, 2021 and June 23, 2021, specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance gross of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2020 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics, utilizing for these purposes the oldest share class of each fund gross of expenses (the “Performance Category”), (ii) a sub-group of funds selected from the Performance Category by Broadridge further limited to approximate more closely the Fund’s investment style without regard to asset size (the “Performance Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2020 with a similar share class of (i) funds in the Performance Category that have the same share class (the “Expense Category”) and (ii) a subset of the funds that comprise the Performance Peer Group that have the same share class (the “Expense Peer Group”);

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);
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VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited) (continued)

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for the Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board

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concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is gross of expenses for periods on an annualized basis ended December 31, 2020, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2020. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Performance Peer Group and Performance Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Performance Peer Group and Performance Category. The Board also considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same, and in addition, throughout the year, the Board considered Fund performance information on a net of fee basis. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Initial Class shares of the Fund had outperformed its Peer Group medians for the one-, three-, five- and ten-year periods. The Board noted that the Initial Class shares of the Fund had outperformed its Category median for the one-year period and underperformed the Category median for the three-, five-and ten-year periods. The Board also noted that the Initial Class shares of the Fund had outperformed its benchmark index for the one-, three- and five-year periods and underperformed the benchmark for the ten-year period. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the advisory fee rate and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rates and the median total expense ratios for its Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2022 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as

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VANECK VIP TRUST

APPROVAL OF ADVISORY AGREEMENT

June 30, 2021 (unaudited) (continued)

controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

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VANECK VIP TRUST

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds have adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Funds’ Board has designated each Fund’s Adviser as the administrator of the Program. Each Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Funds, and the terms, contents and frequency of reporting and escalation of any issues to the Board. The Liquidity Rule defines liquidity risk as the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Funds, with the objective of maintaining a level of liquidity that is appropriate in light of each Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report (the “Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the period January 1, 2020 to December 31, 2020 (the “Review Period”). The Report noted that during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. As a result, the Funds have not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Funds or their ability to timely meet redemptions without dilution to existing shareholders, and each Fund’s Adviser provided its assessment that the program had been effective in managing each fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in each Fund’s prospectus.

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck VIP (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Fund’s complete schedule of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.544.4653	VIPGRSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VIP TRUST

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 7, 2021

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 7, 2021